Non-controlling Interests (Tables)	12 Months Ended
Mar. 31, 2019
Non Controlling Interests [Abstract]
Summary of Financial Information About Company's Subsidiaries Non-controlling Interests

The following table presents the summarized financial information about the Company’s subsidiaries that have non-controlling interests. This information represents amounts before intercompany eliminations.

As at March 31, 2019	Canopy Rivers	Tweed JA	Vert Mirabel

Ownership interest	27.6%	49.0%	47.8%

Cash and cash equivalents	$104,145	$6	$58
Other current assets	15,490	-	30,314
Investments in equity method investees	64,606	-	-
Other financial assets	181,572	-	-
Goodwill	-	2,037	5,625
Other long-term assets	17,696	4,524	31,729
Deferred tax liability	(6,641)	-	(2,325)
Other liabilities	(3,458)	(2,198)	(54,856)
Non-controlling interests	(281,962)	(1,142)	(6,711)

Equity attributable to Canopy Growth	$91,448	$3,227	$3,834

As at March 31, 2018	Canopy Rivers	Tweed JA	Vert Mirabel

Ownership interest	31.5%	49.0%	48.9%

Cash and cash equivalents	$46,299	$12	$508
Other current assets	521	1,769	744
Investments in equity method investees	13,225	-	-
Other financial assets	57,491	-	-
Goodwill	-	1,939	5,625
Other long-term assets	8,065	1,677	6,818
Deferred tax liability	(4,502)	-	-
Other liabilities	(4,705)	(451)	(9,483)
Non-controlling interests	(80,844)	(1,686)	(2,155)

Equity attributable to Canopy Growth	$35,550	$3,260	$2,057

Summary of Net Change In Non-controlling Interests

The net change in the non-controlling interests is as follows:

	Note	Canopy Rivers	Tweed JA	Vert Mirabel	Other non- material interests	Total

As at March 31, 2017		$-	$-	$-	$(32)	$(32)
Net income (loss)		17,490	(366)	(721)	(184)	16,219
Other comprehensive income (loss)		3,998	39	-	(4)	4,033
Share-based compensation		3,579	-	-	-	3,579
Acquisitions and ownership changes		55,777	2,013	2,876	-	60,666

As at March 31, 2018		$80,844	$1,686	$2,155	$(220)	$84,465
Net income (loss)		11,413	(508)	4,550	(111)	15,344
Other comprehensive income (loss)		3,808	(36)	-	-	3,772
Share-based compensation		13,898	-	-	-	13,898
Ownership changes		143,487	-	6	331	143,824
Warrants	11(i)	28,512	-	-	-	28,512

As at March 31, 2019		$281,962	$1,142	$6,711	$-	$289,815